Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Contributions to medical and pension schemes	¥ 814,296	¥ 934,876	¥ 695,310
Other employee benefits	92,797	99,303	65,990
Total	¥ 907,093	¥ 1,034,179	¥ 761,300